Loans Receivable, Net (Past Due Financing Receivables) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 6,713,137	$ 4,740,147
60-89 Days Past Due	3,644,676	6,894,706
90 Days or More Past Due	10,012,397	18,404,118
Total Past Due	20,370,210	30,038,971
Current	351,014,826	376,221,742
Total	371,385,036	406,260,713
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	1,363,132	1,794,644
90 Days or More Past Due	4,607,613	3,757,801
Total Past Due	5,970,745	5,552,445
Current	77,033,737	85,125,180
Total	83,004,482	90,677,625
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,494,429	1,862,611
60-89 Days Past Due	234,878	211,756
90 Days or More Past Due	399,062	646,136
Total Past Due	2,128,369	2,720,503
Current	50,077,532	53,874,590
Total	52,205,901	56,595,093
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	115,186	445,113
60-89 Days Past Due	0	36,079
90 Days or More Past Due	33,055	86,991
Total Past Due	148,241	568,183
Current	7,626,857	7,495,718
Total	7,775,098	8,063,901
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	5,103,522	2,432,423
60-89 Days Past Due	2,046,666	4,852,227
90 Days or More Past Due	4,972,667	13,913,190
Total Past Due	12,122,855	21,197,840
Current	216,276,700	229,726,254
Total	$ 228,399,555	$ 250,924,094